PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
ENERGY VAULT HOLDINGS, INC
Summary of prepaid expenses and other assets

	2020	2019
Tax refund receivable	$357,045	$173,046
Other	392,877	251,904
Total	$749,922	$424,950